Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of revenues

	For the year ended
	December 31,
	2018	2019	2020
Revenues from long-term time charters	355,251	312,978	243,288
Revenues from spot time charters	16,475	60,715	90,374
Revenues from the Cool Pool	11,475	4,994	—
Total	383,201	378,687	333,662